Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017
Supplement [Text Block]	afiv1_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Pictet International Fund

(formerly ASTON/Pictet International Fund)

Supplement dated June 30, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Pictet International Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective July 1, 2017 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.80% to 0.70%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.98% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The section under “Summary of the Funds – AMG Managers Pictet International Fund” titled “Fees and Expenses of the Fund” on page 35 will be deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.31%	0.31%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.27%	1.02%
Fee Waiver and Expense Reimbursements[2]	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.26%	1.01%

[1]	Expense information has been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0055% through October 1, 2018.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$128	$401	$696	$1,533
Class I	$103	$323	$562	$1,247

AMG Managers Pictet International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiv1_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Pictet International Fund

(formerly ASTON/Pictet International Fund)

Supplement dated June 30, 2017 to the Prospectus and Statement of Additional Information,

each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Pictet International Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective July 1, 2017 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.80% to 0.70%. Also effective on the Implementation Date, the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2019, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.98% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund. The Investment Manager will pay a portion of the management fee to the Fund’s subadviser for its services.

Effective on the Implementation Date, the Prospectus will be revised as follows:

The section under “Summary of the Funds – AMG Managers Pictet International Fund” titled “Fees and Expenses of the Fund” on page 35 will be deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.31%	0.31%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.27%	1.02%
Fee Waiver and Expense Reimbursements[2]	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.26%	1.01%

[1]	Expense information has been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0055% through October 1, 2018.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$128	$401	$696	$1,533
Class I	$103	$323	$562	$1,247

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
AMG Managers Pictet International Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	$ 1,533
AMG Managers Pictet International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	$ 1,247

[1]	Expense information has been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0055% through October 1, 2018.